February 16, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
     Re: 2009 Annual Report on Form 10-K
Ladies and Gentlemen:
     This letter accompanies the electronic filing of the Masco Corporation annual report on Form 10-K for the year ended December 31, 2009. Please be advised that the financial statements contained in the Form 10-K do not reflect any changes from the preceding year in any accounting principles or practice, or in the method of applying such principles or practices other than as explained in the Notes to the Consolidated Financial Statements and in response to guidelines issued by the Securities and Exchange Commission.
Very truly yours,
John G. Sznewajs
Vice President, Treasurer and
Chief Financial Officer
JGS/dr